Summary of significant accounting policies (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2010
Statement [Line Items]
Common stock, shares issued	269,252
Interest and fee income	9.70%		10.50%
Intangible assets estimated useful life	5 years
Net cash decreased	¥ 3,500	¥ 17,900	¥ 75,100
Cash balances	¥ 132
Ownership percentage description	The Company has also acquired the financial support letter from Hubei New Nature Investment Co., Ltd, a company that is 80.8% owned by the Chairman and the Chief Executive Officer, Mr Ricky Qizhi Wei, and from Dunxin Holdings Co., Ltd, a company that is 70% owned by the Chairman and the Chief Executive Officer, Mr Ricky Qizhi Wei, which have expressed the willingness and intention to provide the necessary financial support to the Company.
PRC [Member]
Statement [Line Items]
Interest and fee income	6.00%
Ordinary Shares [Member] | Top of Range [Member]
Statement [Line Items]
Common stock, shares issued	269,252	862,148		23,200,000